Restructuring costs (Tables)	12 Months Ended
Mar. 31, 2014
Fiscal 2014 March restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the Fiscal 2014 March restructuring activities for the year ended March 31, 2014 is summarized in the following table.

Year ended March 31, 2014
Employee Termination Costs
Restructuring costs incurred	$3,147
Restructuring costs paid	(126)
Currency translation adjustment	(9)

Accrued restructuring obligation at end of period	$3,012

Fiscal 2014 Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the restructuring activities for the year ended March 31, 2014 is summarized in the following table.

	Year ended March 31, 2014
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$3,076	$352	$3,428
Restructuring costs paid	(2,075)	(346)	(2,421)
Currency translation adjustment	75	(6)	69

Accrued restructuring obligation at end of period	$1,076	$0	$1,076

Fiscal 2013 December Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 December restructuring activities for the year ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Accrued restructuring obligation at beginning of year	$5,729	$1,018	$84	$6,831
Restructuring costs incurred	151	235	329	715
Restructuring costs paid	(2,804)	(1,019)	(184)	(4,007)
Adjustment	(1,828)	11	(216)	(2,033)
Currency translation adjustment	(145)	(38)	(13)	(196)

Accrued restructuring obligation at end of year	$1,103	$207	$0	$1,310

	Year ended March 31, 2013
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$16,172	$1,010	$208	$17,390
Restructuring costs paid	(10,227)	—	(124)	(10,351)
Currency translation adjustment	(216)	8	—	(208)

Accrued restructuring obligation at end of year	$5,729	$1,018	$84	$6,831

Fiscal 2013 August Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2013 August restructuring activities for the years ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31,
	2014	2013
	Employee Termination Costs
Accrued restructuring obligation at beginning of year	$161	$—
Restructuring costs incurred	—	1,947
Restructuring costs paid	—	(1,775)
Adjustment	(158)	—
Currency translation adjustment	(3)	(11)

Accrued restructuring obligation at end of year	$0	$161

Fiscal 2012 August Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

The change in the Company’s accrued restructuring obligation associated with the fiscal 2012 August restructuring activities for the years ended March 31, 2014 and 2013 is summarized in the following table.

	Year ended March 31,
	2014	2013
	Facilities Costs
Accrued restructuring obligation at beginning of year	$6,500	$7,788
Restructuring costs paid	(2,930)	(2,576)
Accretion expense	218	417
Adjustment	574	1,020
Currency translation adjustment	(440)	(149)

Accrued restructuring obligation at end of year	$3,922	$6,500